Financial risk management (Details 9) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (2,653)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(5,242)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(5,542)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,732)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,217)
Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(935)
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (21,321)